Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Payments [Abstract]
Schedule of Stock Option Activities

The following summary of stock option activities for the year ended December 31, 2024:

Outstanding Options
		Weighted		Weighted
		average	Weighted	average
		exercise	average	remaining	Aggregate
	Number of	price	grant-date	contractual	intrinsic
	options	per option	fair value	terms	value
Outstanding as of January 1, 2023	6,540,000	$0.44	$0.35	1.53	$—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—

Outstanding as of December 31, 2023	6,540,000	$0.44	$0.35	0.53	$—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	6,155,032	0.44	0.35	—	—

Outstanding as of December 31, 2024	384,968	$0.24	$0.35	1.00	$—